Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

8. NET INCOME PER SHARE

Basic net income per share is calculated using the weighted-average number of shares of common stock outstanding during the thirteen and thirty-nine weeks ended September 24, 2014, and September 25, 2013. Diluted net income per share is calculated using the weighted-average number of shares of common stock outstanding and potentially dilutive during the period, using the treasury stock method.

Below are our basic and diluted net income per share data for the periods indicated, which are in thousands except for per share data.

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 24, 2014	September 25, 2013	September 24, 2014	September 25, 2013
Numerator:
Net income	$25,849	$918	$37,888	$1,268
Denominator:
Weighted-average shares outstanding - basic	34,221,829	28,712,622	30,549,979	28,712,622
Weighted-average shares outstanding - diluted	37,171,670	29,564,795	33,499,820	29,564,795
Net income per share - basic	$0.76	$0.03	$1.24	$0.04
Net income per share - diluted	$0.70	$0.03	$1.13	$0.04
Anti-dilutive securities not considered in diluted EPS calculation	—	218,356	—	218,356

Below is a reconciliation of basic and diluted share counts.

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 24, 2014	September 25, 2013	September 24, 2014	September 25, 2013
Weighted-average shares outstanding - basic	34,221,829	28,712,622	30,549,979	28,712,622
Dilutive effect of stock options	2,949,841	852,173	2,949,841	852,173
Weighted-average shares outstanding - diluted	37,171,670	29,564,795	33,499,820	29,564,795

13. NET LOSS PER SHARE

Basic net loss per share is calculated using the weighted average shares of common stock outstanding during the years ended December 25, 2013 and December 26, 2012. Diluted net loss per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the treasury stock method.

For the year ended December 25, 2013, potentially dilutive securities, which consist of options to purchase 1,709,748 shares of common stock at prices ranging from $1.81 to $12.72 were not included in the computation of diluted net loss per share because such inclusion would be antidilutive.

For the year ended December 26, 2012, potentially dilutive securities, which consist of options to purchase 836,402 shares of common stock at prices ranging from $1.81 to $12.72 were not included in the computation of diluted net loss per share because such inclusion would be antidilutive.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated (in thousands, except for per share data):

For the Years Ended	December 25, 2013	December 26, 2012
Numerator:
Net Loss	$(16,873)	$(7,865)
Denominator:
Weighted average shares outstanding	28,712,622	28,712,194
Net Loss Per Share	$(0.59)	$(0.27)